Longterm investments, net - Equity investments measured under measurement alternative and NAV practical expedient (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term investments, net
Upward adjustment	¥ 0.0	¥ 0.0	¥ 0.0
Impairment on equity investments without readily determinable fair values	9.0	0.0	0.0
Private equity fund
Long-term investments, net
Carrying amount	84.5	68.1	33.7
Fair value changes recognized	¥ 20.4	34.4	8.7
Investment lock-up period	8 years
Investments Accounted for Under Measurement Alternative
Long-term investments, net
Carrying amount	¥ 80.3	¥ 76.1	¥ 39.0